Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Current:
Federal		$ 0
State and local		0
Foreign		0
Total current		0
Deferred:
Federal		183,283
State and local		192
Foreign		0
Total deferred	$ 0	183,475
Total provision for (benefit from) income taxes	$ 0	$ 183,475